Intangible assets, net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 1,119,635	$ 1,063,133
Less: accumulated amortization	(1,051,208)	(891,846)
Intangible assets, net	68,427	171,287
Amortization expense	111,096	102,840	$ 104,739
Software
Finite-Lived Intangible Assets [Line Items]
Subtotal	15,867	15,066
Purchased patents
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 1,103,768	$ 1,048,066